Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Staff costs:
Salaries and social security costs	£ 1,695	£ 1,679		£ 1,631
Pensions and other post-retirement benefit schemes (note 19)	153	220		235
Restructuring and other staff costs	185	153		154
Staff costs	2,033	2,052		2,020
Premises and equipment cost	179	192		140
Other expenses:
UK bank levy	0	148		0
Regulatory and legal provisions (note 20)	70	176		79
Other	1,448	1,324		1,232
Other expenses	1,518	1,648		1,311
Depreciation and amortisation	1,333	1,186		1,210
Operating expenses before adjustment for:	5,063	5,078		4,681
Amounts attributable to the acquisition of insurance and participating investment contracts	(82)	(88)		(80)
Amounts reported within insurance service expenses	(207)	(171)		(183)
Total operating expenses	4,774	4,819	[1]	4,418	[1]
Adjustments for losses (gains) on disposal of operating lease assets	£ 67	£ 87		£ 110

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.